Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Details of Goodwill Associated with Each Purchase

The following table details the goodwill associated with each purchase, which is no longer being amortized, in accordance with ASC Topic 350, Intangibles- Goodwill and Other.

Purchase	Total
Kosciusko Branch	$295,837
Scooba Branch	220,000
Three D Mortgage Company	66,220
CB&T Capital Corporation	2,567,600

Total goodwill	$3,149,657

Core Deposit Intangible Balance

The core deposit intangible balance is detailed as follows:

Purchase	Total	Life to Date Amortization	Unamortized Balance

CB&T Capital Corporation	$1,846,909	$1,846,909	$—

Total core deposit intangible	$1,846,909	$1,846,909	$—